Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Revenue from Contracts with Customers
30.	REVENUE FROM CONTRACTS WITH CUSTOMERS
See accounting policy in Note 2.3.16.
30.1 Revenue disaggregation by category and geographic region

12.31.2023
	North America	Latin America, except Brazil	Asia Pacific	Brazil	Europe	Others	Total
Aircraft	2,539.6	53.6	20.2	130.6	529.0	27.2	3,300.2
Long-term contracts - aircraft and development	0.8	—	67.1	123.4	266.0	—	457.3
Others	4.2	—	—	5.2	21.7	—	31.1
Service	487.7	34.1	94.0	128.7	220.6	56.5	1,021.6
Spare Parts	250.0	10.5	23.2	65.8	93.4	15.4	458.3

Total	3,282.3	98.2	204.5	453.7	1,130.7	99.1	5,268.5

12.31.2022
	North America	Latin America, except Brazil	Asia Pacific	Brazil	Europe	Others	Total
Aircraft	2,150.8	20.2	—	114.5	474.3	82.3	2,842.1
Long-term contracts - aircraft and development	—	—	—	163.2	148.9	0.3	312.4
Others	1.4	—	—	8.9	1.7	—	12.0
Service	428.8	24.6	81.2	158.4	193.6	46.2	932.8
Spare Parts	276.7	8.2	19.7	60.2	65.9	10.4	441.1

Total	2,857.7	53.0	100.9	505.2	884.4	139.2	4,540.4

12.31.2021
	North America	Latin America, except Brazil	Asia Pacific	Brazil	Europe	Others	Total
Aircraft	1,525.3	4.1	102.8	79.5	731.2	135.3	2,578.2
Long-term contracts - aircraft and development	—	—	—	202.4	117.5	0.7	320.6
Others	30.2	0.4	3.7	22.9	9.8	0.9	67.9
Service	417.8	20.9	72.9	129.7	203.3	38.9	883.5
Spare Parts	194.9	12.4	30.2	44.1	54.9	10.5	347.0

Total	2,168.2	37.8	209.6	478.6	1,116.7	186.3	4,197.2

30.2 Contract assets and liabilities

	12.31.2023	12.31.2022
Contract assets	511.5	506.1

Current	509.1	505.4
Non-current	2.4	0.7
Contract assets
– US$

279.8 included in the contract assets position as of December 31, 2022, were billed and collected by the Company in 2023.
As of December 31, 2023 the expected credit loss recognized on contract assets amounts to US$ 2.7 (2022: US$ 3.6).

	12.31.2023	12.31.2022
Advances from customers - Aircraft and long-term contracts	2,337.4	1,748.8
Deferred revenue - Parts and services	203.5	215.2

Contract liabilities	2,540.9	1,964.0

Current	1,919.0	1,469.0
Non-current	621.9	495.0
Contract liabilities
– Out of the total balances of contract liabilities as of December 31, 2022, US$ 1,281.2 were recognized as revenues in 2023.
30.3 Performance obligations
The Company has a portfolio of firm orders (“Backlog”), whose performance obligations are unsatisfied or partially satisfied. The amount of revenue allocated to performance obligations not yet satisfied (or partially satisfied) as of December 31, 2023 was US$ 18.7 billion (2022: US$ 17.5 billion), out of which US$ 17.2 billion (2022: US$ 15.5 billion) is expected to be satisfied in the next 5 years, as estimated by the Company.